Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies
Schedule of interests in direct and indirect subsidiaries

At December 31, 2025 and 2024, the main direct and indirect subsidiaries of the Company were as follows:

	Company’s
	Ownership
	Interest (1)
Subsidiaries	2025	2024
Telecom (2):
Corporativo Vasco de Quiroga, S.A. de C.V. (“CVQ”) and subsidiaries (3)	100%	100%
Empresas Cablevisión, S.A.B. de C.V. and subsidiaries (collectively, “Empresas Cablevisión”) (3)	51.5%	51.5%
Cablestar, S.A. de C.V. and subsidiaries (collectively, “Bestel”) (3)	66.4%	66.4%
Cablemás and subsidiaries (collectively, “Cablemás”) (3)	100%	100%
Televisión Internacional, S.A. de C.V. and subsidiaries (collectively, “TVI”) (3)	100%	100%
Sky DTH, S.A. de C.V. (“Sky DTH”) (3) (4)	100%	100%
Innova Holdings, S. de R.L. de C.V. (“Innova Holdings”) (3) (4)	100%	100%
Innova, S. de R.L. de C.V. (“Innova”) and subsidiaries (collectively, “Sky”) (3) (4)	100%	100%
Corporate Entities:
Grupo Telesistema, S.A. de C.V. (“Grupo Telesistema”) and subsidiaries (5)	100%	100%
Multimedia Telecom, S.A. de C.V. (“Multimedia Telecom”) (5)	100%	100%

(1)	Percentage of equity interest directly or indirectly held by the Company as of December 31, 2025 and 2024.
(2)	See Note 26 for a description of the Group’s segment reporting.
(3)	CVQ is a direct subsidiary of the Company and the parent company of Empresas Cablevisión, Bestel, Cablemás, TVI, Sky DTH, Innova Holdings, and Sky. Cablestar, S.A. de C.V. is an indirect majority-owned subsidiary of Empresas Cablevisión.
(4)	Innova is an indirect subsidiary of the Company, CVQ and Sky DTH, and a direct wholly-owned subsidiary of Innova Holdings. Sky is a satellite television provider in Mexico, Central America and the Dominican Republic. Through May 2024, the Company held a 58.7% interest in Innova Holdings and Innova. In June 2024, the Company acquired the remaining 41.3% non-controlling interest in these companies held by AT&T, by which the Company became an indirect owner of 100% of the capital stock of Innova Holdings and Innova (see Notes 3 and 19).
(5)	Grupo Telesistema is a direct subsidiary of the Company and the parent company of Multimedia Telecom. As of December 31, 2025 and 2024, Grupo Telesistema and Multimedia Telecom, together with the Company, owned most of the Group’s corporate assets, including the Group’s aggregate investment in common and preferred shares of TelevisaUnivision (see Notes 3, 10 and 26).

Schedule of expiration dates of the Group's concessions and permits

At December 31, 2025, the expiration dates of the Group’s concessions and permits were as follows:

Operations	Expiration Dates
Telecom:
Telecommunications concessions and permits	Various from 2026 to 2059
Corporate assets:
Broadcasting concessions (1)	In 2042 and 2052

(1)	Broadcasting concessions include 23 concessions for the use of spectrum that comprise the Group’s 225 TV stations for the signals of TelevisaUnivision, for a term of 20 years, starting in January 2022 and ending in January 2042, and six concessions to provide digital broadcasting television services on such TV stations, for a term of 30 years, starting in January 2022 and ending in January 2052. In 2018, the Group paid an aggregate amount of Ps.5,753,349 in cash for the broadcasting concessions for the use of spectrum and recognized this payment as an intangible asset in its consolidated statement of financial position. This amount is being amortized over a period of 20 years beginning on January 1, 2022, by using the straight-line method (see Notes 13, 20 and 26).

Schedule of property, plant and equipment, estimated useful lives

Estimated
Useful Lives
Buildings	20-50 years
Networks and technical equipment	3-30 years
Satellite transponders	15 years
Furniture and fixtures	10-15 years
Transportation equipment	4-8 years
Computer equipment	3-6 years
Leasehold improvements	5-20 years

Schedule of useful life of investment property

Estimated Useful Lives
Buildings	20-65 years

Schedule of intangible assets, estimated useful lives

Estimated
Useful Lives
Trademarks with finite useful lives	4 years
Licenses	3-10 years
Subscriber lists	4-5 years
Payments for renewal of concessions	20 years
Other intangible assets	3-20 years

Schedule of costs to obtain contracts with customers

Contract costs:
At January 1, 2025	Ps.	3,971,142
Additions		1,772,471
Amortization		(1,590,789)
Total contract costs at December 31, 2025		4,152,824
Less:
Current Contract Costs		1,499,798
Total non-current contract costs	Ps.	2,653,026

Contract costs:
At January 1, 2024	Ps.	5,330,186
Additions		1,414,599
Amortization		(1,680,496)
Impairment		(1,093,147)
Total contract costs at December 31, 2024		3,971,142
Less:
Current Contract Costs		1,483,022
Total non-current contract costs	Ps.	2,488,120

Schedule of new or amended standards issued by IASB

Effective for Annual
Reporting
Periods Beginning
New or Amended IFRS Accounting Standard	Title of the IFRS Accounting Standard	On or After
Annual Improvements (1)	Annual Improvements to IFRS Accounting Standards – Volume 11	January 1, 2026
Amendments to IFRS 9 and IFRS 7 (1)	Amendments to the classification and Measurement of Financial Instruments	January 1, 2026
IFRS 18	Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19 (1) (2)	Subsidiaries without Public Accountability: Disclosures	January 1, 2027
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Postponed
Amendments to IFRS 9 and IFRS 7 (1)	Contracts Referencing Nature-dependent Electricity	January 1, 2026
Amendments to IFRS 19 (1)	Subsidiaries without Public Accountability: Disclosures	January 1, 2027
Amendments to IAS 21 (1)	Translation to a Hyperinflationary Presentation Currency	January 1, 2027

(1)	This new or amended IFRS Accounting Standard is not expected to have a significant impact on the Group’s consolidated financial statements.
(2)	An entity may elect to apply this IFRS Accounting Standard for reporting periods beginning on or after this date.

Amended IFRS Accounting Standard or Guidance	Subject of Amendments
IFRS 1 First-time Adoption of International Financial Reporting Standards	Hedge accounting by a first-time adopter
IFRS 7 Financial Instruments: Disclosures	Gain or loss on derecognition
Guidance on implementing IFRS 7 Financial Instruments: Disclosures	Introduction - Disclosure of deferred difference between fair value and transaction price - Credit risk disclosures
IFRS 9 Financial Instruments	Derecognition of lease liabilities - Transaction price
IFRS 10 Consolidated Financial Statements	Determination of a ‘de facto agent’
IAS 7 Statement of Cash Flows	Cost method